SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF CASH AND CASH EQUIVALENTS ARE DEPOSITED IN FINANCIAL INSTITUTIONS
	As of December 31,
	2023	2024
	RMB	RMB
Financial institutions in the mainland of the PRC
—Denominated in RMB	290,148	270,423
—Denominated in USD	380,856	299,877
Total cash and cash equivalents balances held at mainland PRC financial institutions	671,004	570,300
Financial institution in the United States
—Denominated in USD	4,922	19,663
Total cash balances held at the United States financial institution	4,922	19,663
Financial institutions in Hong Kong Special Administrative Region (“Hong Kong S.A.R.”)
—Denominated in RMB	4	11
—Denominated in USD	22,073	894
—Denominated in HKD	933	946
Total cash balances held at the Hong Kong S.A.R. financial institutions	23,010	1,851
Financial institutions in the Other Regions
—Denominated in Malaysian Ringgit	405	425
Total cash balances held at other regions financial institution	405	425
Cash on hand	50	119
Total cash and cash equivalents balances held at financial institutions	699,391	592,358

SCHEDULE OF PROPERTY, EQUIPMENT AND ESTIMATED USEFUL LIVES

Property and equipment are stated at cost less accumulated depreciation and depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Office leasehold improvement	Shorter of 3 years or lease term
Fixtures and electronic equipment	3-5 years
Software	1-5 years